Attachment Pursuant to Item G.1.a.

The Registrant and its administrator have reviewed existing controls and procedures and have implemented additional processes and manager reviews to monitor late dividend announcements or updates received from vendors after the ex-date, particularly where the effective date falls within the past 30 days.